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                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                                 -------------

Check here if Amendment [  ]; Amendment Number: ___

         This Amendment (Check only one):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Falcon Fund, Ltd.
Address:                   8235 Douglas Avenue, Suite 420
                           Dallas, TX 75225

13F File Number:           28-_______________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      G. Houston Hall
Title:                     President of FFM GP, Inc., General Partner of
                           Falcon Fund Management, Ltd., General Partner of
                           Falcon Fund, Ltd.
Phone:                     214-696-2700

Signature, Place, and Date of Signing:

/s/ G. Houston Hall                 DALLAS, TX               August 12, 1999
----------------------         --------------------      -----------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     2

Form 13F Information Table Entry Total:               28

Form 13F Information Table Value Total:         $ 53,991
                                              (thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "None" and omit the column headings and list entries.]


        No.                   13F File Number                 Name
        ---                   ---------------                 ----

        01                    28-___________        Falcon Fund Management, Ltd.
        02                    28-___________        FFM GP, Inc.


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                           FORM 13F INFORMATION TABLE




             Name of Reporting Manager                         Falcon Fund, Ltd.



        COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------    --------     ------------------  ----------  --------  --------------------
                                                       VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP      (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------    --------     -------  ---  ----  ----------  --------  --------------------

America Service Group       COM         02364L109     491,812.50     32,250             DEFINED       01 02    32,320   0      0
Americredit Corp.           COM         03060R101   5,600,000.00    350,000             DEFINED       01 02   350,000   0      0
Amresco Capital Trust       COM         031919103   3,211,000.00    338,000             DEFINED       01 02   338,000   0      0
A H Belo Corp Ser A         COM         080555105   1,968,750.00    100,000             DEFINED       01 02   100,000   0      0
Caprock Communications      COM         140667106   3,078,000.00     76,000             DEFINED       01 02    76,000   0      0
Chesapeake Energy           COM         165167107     794,593.75    270,500             DEFINED       01 02   270,500   0      0
Department 56 Inc.          COM         249509100   6,718,750.00    250,000             DEFINED       01 02   250,000   0      0
Drew Industries             COM         26168L205   2,309,825.00    187,600             DEFINED       01 02   187,600   0      0
Exco Resources Inc.         COM         269279204   1,127,250.00    167,000             DEFINED       01 02   167,000   0      0
Felcor Lodging Trust        COM         31430F101   1,556,250.00     75,000             DEFINED       01 02    75,000   0      0
Felcor Suite Hotels Inc     PFD         31430F200     475,312.50     23,400             DEFINED       01 02    23,400   0      0
First City Financial Corp.  COM         33761X107   2,145,000.00    390,000             DEFINED       01 02   390,000   0      0
Firstplus Financial Group   COM         33763B103      50,000.00    100,000             DEFINED       01 02   100,000   0      0
Highlands Ins. Group        COM         431032101     210,000.00     20,000             DEFINED       01 02    20,000   0      0
Lancer Corp.                COM         514614106   3,273,469.25    390,862             DEFINED       01 02   390,862   0      0
Marvel Enterprises          COM         57383M108   2,950,000.00    400,000             DEFINED       01 02   400,000   0      0
Marvel Enterprises Pref     PFD         31430F200   2,154,733.00    226,814             DEFINED       01 02   226,814   0      0
Miller Exploration Co.      COM         600533103   1,420,000.00    640,000             DEFINED       01 02   640,000   0      0
Movie Gallery Inc.          COM         624581104     506,862.50     94,300             DEFINED       01 02    94,300   0      0
Nymagic Inc.                COM         629484106     312,500.00     20,000             DEFINED       01 02    20,000   0      0
PXRE Corp.                  COM         693674103     362,500.00     20,000             DEFINED       01 02    20,000   0      0
Palomar Med Tech            COM         697529105      80,592.75     16,856             DEFINED       01 02    16,856   0      0
Radica Games Ltd.           COM         G7342H107   5,659,857.50    559,720             DEFINED       01 02   559,720   0      0
Scientific Games            COM         808747109   5,430,750.00    278,500             DEFINED       01 02   278,500   0      0
Sunrise Technologies        COM         86769L103   1,225,000.00    100,000             DEFINED       01 02   100,000   0      0
Terra Nova Bermuda
  Holdings                  COM         G87615103     269,375.00     10,000             DEFINED       01 02    10,000   0      0
Vivus Inc.                  COM         928551100     393,750.00    150,000             DEFINED       01 02   150,000   0      0
Walden Residential
  Properties                COM         931210108     215,000.00     10,000             DEFINED       01 02    10,000   0      0

COLUMN TOTALS                                      53,990,933.75